REVENUE RECOGNITION - Disaggregation of Revenue (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Revenue	$ 6,584	$ 5,804	$ 12,948	$ 11,013	$ 24,024	$ 15,183
Brand revenue
Disaggregation of Revenue [Line Items]
Total Revenue	248	152	438	284	654	241
Brand revenue | United States
Disaggregation of Revenue [Line Items]
Total Revenue	248	152	438	284	654	241
Retail revenue
Disaggregation of Revenue [Line Items]
Total Revenue	6,336	5,652	12,510	10,729	23,370	14,942
Retail revenue | United States
Disaggregation of Revenue [Line Items]
Total Revenue	6,159	5,652	12,112	10,718	23,180	14,942
Retail revenue | Canada
Disaggregation of Revenue [Line Items]
Total Revenue	$ 177	$ 0	$ 398	$ 11	$ 190	$ 0